ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES

16. ORDINARY SHARES

During the capitalization of the Company in 2005, 85,739,750 ordinary shares were issued to the founders.

In November 2005, 31,604,561 ordinary shares were issued as part of the consideration for the acquisition of the business of UIL in 2005.

In January 2008, 1,004,500 shares were issued as a part of the consideration for the acquisition of Jiefeng (see Note 3).

In February 2008 and October 2009, 4,539,489 and 7,548,288 ordinary shares were issued, respectively, as a part of the consideration for the acquisition of Akona (see Note 3).

In December 2009, 400,000 ordinary shares were issued in connection with the exercise of options previously granted to employees under the Share Incentive Plan (see Note 22).

In December 2009, 66,265 ordinary shares were issued as the consideration for the acquisition of noncontrolling interest of ISSR.

In April 2010 and June 2010, 4,500,000 ordinary shares were issued in connection with the hiring of certain key employees.

In July 2010, 242,059 ordinary shares were issued as a part of contingent consideration for the acquisition of MDCL (see Note 3).

In October 2010, 80,000 ordinary shares were issued in connection with the exercise of options previously granted to employees under the Company’s share incentive plans (see Note 22).

In December 2010, the Company completed its IPO of American Depositary Shares (“ADS”) at New York Stock Exchange. Each ADS represents ten ordinary shares of the Company. 104,856,845 ordinary shares were issued. In addition, all Series A convertible preference shares and Series B convertible redeemable preference shares were automatically converted into 264,166,235 ordinary shares upon the IPO. In addition, there were 18,381,991 ordinary shares issued in connection with the conversion of principal amount of $18,000 convertible notes (see Note 19) upon the IPO.

In December 2010, there were 823,846 ordinary shares issued as part of consideration for the acquisition of Ascend (see Note 3).

In March 2011, 20,406,720 ordinary shares were issued in connection with the conversion of principal amount of $20,000 convertible notes (see Note 19).

In March 2011, 324,849 ordinary shares were issued to a consultant who introduced business to iSoftStone Data, a subsidiary of the Group (see Note 17).

In April 2011, 665,999 nonvested shares were issued under the Company’s share incentive plans (see Note 22).

In August 2011, 152,863 ordinary shares were issued to certain selling shareholders in MDCL who became employees of the Group (see Note 22).

In 2011, 12,178,146 ordinary shares were issued in connection with the exercise of options and share units previously granted to employees under the Company’s share incentive plans (see Note 22).